Supplement Dated May 16, 2018
To The Prospectus Dated April 30, 2018

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

For the JNL/Invesco Mid Cap Value Fund, please delete all references to Sergio Marcheli.

For the JNL/WMC Value Fund, please delete all references to Ian R. Link.

In the section entitled, "Summary Overview of Each Fund" for the JNL/DFA U.S. Core Equity Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Joseph H. Chi, CFA	2012	Senior Portfolio Manager and Vice President, DFA
Jed S. Fogdall	2012	Senior Portfolio Manager and Vice President, DFA
Lukas J. Smart	April 2017	Senior Portfolio Manager and Vice President, DFA

In the section entitled, "Summary Overview of Each Fund" for the JNL/WMC Balanced Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Managing Director and Equity Portfolio Manager, WMC
Michael F. Stack, CFA	2014	Senior Managing Director and Fixed Income Portfolio Manager, WMC
Loren L. Moran, CFA	2018	Managing Director and Fixed Income Portfolio Manager, WMC

In the section entitled, "Summary Overview of Each Fund" for the JNL/WMC Value Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Karen H. Grimes, CFA	2004	Senior Managing Director and Equity Portfolio Manager, WMC
W. Michael Reckmeyer, III, CFA	2008	Senior Managing Director and Equity Portfolio Manager, WMC
Adam H. Illfelder, CFA	2018	Managing Director and Equity Research Analyst, WMC

In the section entitled, "Additional Information About the Funds," under "The Sub-Adviser and Portfolio Management," for the JNL/WMC Balanced Fund after the third paragraph please add the following:

Loren L. Moran, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Fund beginning in April 2018. Ms. Moran joined Wellington Management as an investment professional in 2014.

In the section entitled, "Additional Information About the Funds," under "The Sub-Adviser and Portfolio Management," for the JNL/WMC Value Fund after the third paragraph please add the following:

Adam H. Illfelder, CFA, Managing Director and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2018. Mr. Illfelder joined Wellington Management as an investment professional in 2005.

This Supplement is dated May 16, 2018.

Supplement Dated May 16, 2018
To The Statement of Additional Information
Dated April 30, 2018

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

For the JNL/Invesco Mid Cap Value Fund, please delete all references to Sergio Marcheli.

For the JNL/WMC Value Fund, please delete all references to Ian R. Link.

This Supplement is dated May 16, 2018.